Non-controlling Interests - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Investments in subsidiary on behalf of noncontrolling interest	$ 1,240.7	$ 1,021.4
Accrued interest on Investments in subsidiary on behalf of noncontrolling interest	$ 654.9	$ 505.6